Financial instruments - Fair Value and Amortized Cost (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, FVTPL	$ (83,223)	$ (58,543)
Financial liabilities, FVTOCI	(3,540)
Financial liabilities, Total	(86,763)	(58,543)
Dividends payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(35,947)	(35,122)
Financial liabilities, Total	(35,947)	(35,122)
Accounts payable and accrued liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(312,442)	(449,651)
Financial liabilities, Total	(312,442)	(449,651)
Lease Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(93,072)	(108,189)
Financial liabilities, Total	(93,072)	(108,189)
Long-term debts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(1,924,665)	(1,796,207)
Financial liabilities, Total	(1,924,665)	(1,796,207)
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	29,028	26,809
Financial assets, Total	29,028	26,809
Derivative assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	64,135	96,882
Financial assets, FVTOCI	11,637
Financial assets, Total	75,772	96,882
Loans And Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Amortized Cost	211,409	260,322
Financial assets, Total	$ 211,409	$ 260,322